Employee Retirement plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Retirement Plans [Line Items]
Defined Contribution Plan, Cost Recognized	$ 719,000	$ 701,000	$ 815,000
Defined Benefit Plan, Benefit Obligation	2,350,000	2,142,000	1,159,000
Defined Contribution Plan, Employer Matching Contribution, Percent			25.00%
Defined Contribution Plan Employer Contribution			49,000
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 140,000